Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

(a)Basis of presentation

The consolidated financial statements of Adaptimmune Therapeutics plc and its subsidiaries and other financial information included in this Current Report have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and are presented in U.S. dollars.  All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated on consolidation.

The Company undertook a reorganization that was completed in April 2015 and is fully described in Note 9.  As appropriate for a reorganization of entities under common control, the historical consolidated financial statements of Adaptimmune Limited and subsidiary prior to the reorganization became those of Adaptimmune Therapeutics plc.

On February 23, 2015 the Company undertook a one-for-100 share exchange. All share and per share information presented gives effect to the reorganization by dividing the loss for the period by the weighted average number of shares outstanding of Adaptimmune Therapeutics plc as if the one-for-100 share exchange had been in effect throughout the period.  The nominal value of the share capital has been increased to reflect the nominal share capital after the one-for-100 share exchange.

(b)Use of estimates in financial statements

The preparation of financial statements, in conformity with US GAAP and SEC regulations, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are primarily made in relation to the valuation of share options, valuation allowances relating to deferred tax assets, revenue recognition, estimating clinical trial expenses and estimating reimbursements from research and development tax credits. If actual results differ from the Company’s estimates, or to the extent these estimates are adjusted in future periods, the Company’s results of operations could either benefit from, or be adversely affected by, any such change in estimate.

(c)Going concern

Management considers that there are no conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern for a period of at least one year from the date the financial statements are issued. This evaluation is based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued, including:

a.The Company’s current financial condition, including its liquidity sources

b.The Company’s conditional and unconditional obligations due or anticipated within one year

c.The funds necessary to maintain the Company’s operations considering its current financial condition, obligations, and other expected cash flows, and

d.Other conditions and events, when considered in conjunction with the above that may adversely affect the Company’s ability to meet its obligations.

(d)Operating cycle

For the year ended June 30, 2014 the Company determined that it had a three year operating cycle (consistent with the terms of the collaboration and license agreement with GlaxoSmithKline, or GSK) and deferred revenue was therefore shown as a current liability at June 30, 2014. At June 30, 2014, $22,610,000 of our total deferred revenue shown within current liabilities was expected to be realized as revenue after 12 months.

Following the Company’s IPO in May 2015, the Company initiated several other research programs such that the collaboration and license agreement with GSK no longer comprised substantially all of the Company’s operations. As a result, the operating cycle of the Company became less clearly identifiable and at June 30, 2015 the Company determined that its operating cycle was 12 months in the absence of better information, and the amount of deferred revenue expected to be recognized as revenue after 12 months is shown as a non-current liability.

(e)Foreign currency

The reporting currency of the Company is the U.S. dollar.  The Company has determined the functional currency of the ultimate parent company, Adaptimmune Therapeutics Plc, is U.S. dollars because it predominately raises finance and expends cash in U.S. dollars.  The functional currency of subsidiary operations is the applicable local currency.  Transactions in foreign currencies are translated into the functional currency of the subsidiary in which they occur at the foreign exchange rate in effect on at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into the functional currency of the relevant subsidiary at the foreign exchange rate in effect on the balance sheet date. Foreign exchange differences arising on translation are recognized with Other income (expense) in the Consolidated statement of operations.

The results of operations for subsidiaries, whose functional currency is not the U.S. dollar, are translated at an average rate for the period where this rate approximates to the foreign exchange rates ruling at the dates of the transactions and the balance sheet are translated at foreign exchange rates ruling at the balance sheet date. Exchange differences arising from this translation of foreign operations are reported as an item of Other comprehensive income (loss).

(e)Fair value measurements

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 — Quoted prices in active markets for identical assets or liabilities

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3 — Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability

The Company’s financial instruments consist primarily of cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, accounts payable and accrued expenses. The carrying amounts of the Company’s financial instruments approximate fair value because of the short-term nature of these instruments.

(f)Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) consists of foreign currency translation adjustments. There were no reclassifications out of Other comprehensive income during the periods presented.

(g)Cash and cash equivalents

The Company considers all highly-liquid investments with a maturity at acquisition date of three months or less to be cash equivalents. Cash and cash equivalents comprise cash balances and deposits with maturities of three months or less.

(h)Restricted cash

The Company’s restricted cash consists of cash providing security for letters of credit in respect of lease agreements.

(i)Short-term deposits

Short-term deposits consist of bank deposits with a maturity at acquisition date of between three and twelve months.

(j)Clinical materials

Clinical materials for use in research and development with alternative future use are capitalized as either Other current assets or Other non-current assets, depending on the timing of their expected consumption.

(k)Property, plant and equipment

Property, plant and equipment is stated at cost, less any impairment losses, less accumulated depreciation.

Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The following table provides the range of estimated useful lives used for each asset type:

Computer equipment	3 years
Laboratory equipment	5 years
Office equipment	5 years
Leasehold improvements	the expected duration of the lease

Assets under construction are not depreciated until the asset is available and ready for its intended use.

The Company assesses property, plant and equipment for impairment whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.

(l)Intangibles

Intangibles comprise acquired computer software licenses, which are recorded at cost and amortized over the estimated useful lives of the software.

Intangibles are assessed for impairment whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.

(m)Segmental reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. After considering how the Company manages its business activities, the Company has concluded that it operates in one operating segment being the research and development of therapeutic products.

(n)Revenue

Revenue is recognized when earned and realized or realizable, which is generally when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. Where applicable, all revenues are stated net of value added and similar taxes.

The Company’s revenue currently arises from a Collaboration and License Agreement with GSK entered into in June 2014 and amended in February 2016 (the “GSK Collaboration and License Agreement”), which requires the Company to provide multiple deliverables to the customer. The Company recognizes revenue for arrangements with multiple deliverables by identifying the separable deliverables within the arrangement, whereby a deliverable is considered separable if it has value to the customer on a standalone basis.  The noncontingent arrangement consideration is allocated between the separate deliverables using the relative selling price.  The relative selling price is determined using vendor-specific objective evidence (VSOE), if available, third party evidence if VSOE is not available, or a best estimate of the standalone selling price if neither VSOE nor third party evidence is available.  The best estimate of the selling price is estimated after considering all reasonably available information, including market data and conditions, entity-specific factors such as the cost structure of the deliverable, internal profit and pricing objectives and the stage of development, if appropriate.  Revenue allocated to each deliverable is recognized as that deliverable is delivered.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s consolidated balance sheet. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date (or within the operating cycle of three years at June 30, 2014) are classified as deferred revenue in current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date (or within the operating cycle of three years at June 30, 2014) are classified as deferred revenue, less current portion.

Milestone payments which are non-refundable, non-creditable and contingent on achieving clinical milestones are recognized as revenues either on achievement of such milestones if the milestones are considered substantive or over the period the Company has continuing performance obligations, if the milestones are not considered substantive. When determining if a milestone is substantive, the Company considers the following factors:

•	The degree of certainty in achieving the milestone
•	The frequency of milestone payments
•	The Company’s efforts, which result in achievement of the milestone
•	The amount of the milestone payment relative to the other deliverables and payment terms, and
•	Whether the milestone payment is related to future performance or deliverables.

(o)Research and development expenditure

Research and development expenditure is expensed as incurred.

Expenses related to clinical trials are recognized as services are received. Nonrefundable advance payments for services are deferred and recognized in the Consolidated statement of operations as the services are rendered.  This determination is based on an estimate of the services received and there may be instances when the payments to vendors exceed the level of services provided resulting in a prepayment of the clinical expense. If the actual timing of the performance of services varies from our estimate, the accrual or prepaid expense is adjusted accordingly.

Upfront and milestone payments to third parties for in-licensed products or technology which has not yet received regulatory approval and which does not have alternative future use in R&D projects or otherwise are expensed as incurred. In the six months ended December 31, 2015 the Company expensed acquired in-process R&D of $2.5 million.  No payments for in-process R&D were made in the years ended June 30, 2015, 2014 and 2013.

Milestone payments made to third parties either on or subsequent to regulatory approval are capitalized as an intangible asset and amortized over the remaining useful life of the product.

Research and development expenditure is presented net of reimbursements from grants and R&D expenditure credits and reimbursable tax credits from the UK government, which are recognized over the period necessary to match the reimbursement with the related costs when it is probable that the Company has complied with any conditions attached and will receive the reimbursement.

(p)Operating leases

Costs in respect of operating leases are charged to the Consolidated statement of operations on a straight line basis over the lease term.

(q)Share-based compensation

The Company awards certain employees and nonemployees options over the ordinary shares of the parent company.  The cost of share-based awards issued to employees are measured at the grant-date fair value of the award and recognized as an expense over the requisite service period.  The fair value of the options is determined using the Black-Scholes option-pricing model.  Share options with graded-vesting schedules are recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award.  Forfeitures of stock options are recognized as they occur.

The Company has awarded share options to nonemployees for consultancy services.  These share options are measured at the fair value of the goods/services received or the fair value of the equity instrument issued, whichever is more reliably measured, at the then-current fair values at each reporting date until the share options have vested and recognized as an expense over the requisite service period.

(r)Retirement benefits

The Company operates a defined contribution pension scheme for its directors and employees. The contributions to this scheme are expensed to the Consolidated statement of operations as they fall due.  The pension contributions for the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 and 2013 were $122,000, $240,000, $139,000 and $86,000, respectively.

(s)Income taxes

Income taxes for the period comprise current and deferred tax.  Income tax is recognized in the Consolidated statement of operations except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period using tax rates enacted at the balance sheet date.

Deferred tax is accounted for using the asset and liability method that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amount and the tax bases of assets and liabilities at the applicable tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income, reversing taxable temporary differences and available tax planning strategies that could be implemented to realize the deferred tax assets.

Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. Income tax positions that previously failed to meet the more-likely-than-not threshold are recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not threshold are derecognized in the first subsequent financial reporting period in which that threshold is no longer met. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized.  We recognize potential accrued interest and penalties related to unrecognized tax benefits within the Consolidated statement of operations as income tax expense.

In interim periods, the income tax expense (benefit) related to income (loss) from continuing operations before income tax expense (benefit) excluding significant unusual or infrequent items is computed at an estimated annual effective tax rate and the tax expense (benefit) related to all other items is individually computed and recognized when the items occur.

(t)Preferred shares

In September 2014, Adaptimmune Limited issued 1,758,418 Series A Preferred Shares for net consideration of $98,872,000 after the deduction of fees of $4,949,000. On February 23, 2015 1,758,418 Series A Preferred Shares were exchanged for newly issued Series A Preferred Shares of Adaptimmune Therapeutics Limited on a one-for-100 basis. The Series A Preferred Shares were convertible into ordinary shares at the option of the holder at an initial rate of 1:1 reducing to 2:1 on the third anniversary of the issuance, or on the occurrence of an initial public offering at a rate of 1:1 reducing from 1:1 on the first anniversary of the issuance to 2:1 on the third anniversary of the issuance.

The Series A Preferred Shares contained a beneficial conversion feature, which is recognized within Additional paid in capital and accreted over the minimum period in which the investor can recognize that return.  The beneficial conversion feature was accreted through a deemed dividend of $14,735,000 in the year ended June 30, 2015.  The Series A Preferred Shares were converted into ordinary shares at a rate of 1:1 immediately prior to the Company’s initial public offering on NASDAQ in May 2015.  Upon conversion the Company reclassified the carrying amount of the Series A Preferred Shares to Common stock and Additional paid-in capital.

(u)Earnings (loss) per share

Basic earnings (loss) per share is determined by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.  Diluted earnings (loss) per share is determined by dividing net income or loss applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted for the dilutive effect of all potential ordinary shares that were outstanding during the period.  Potentially dilutive shares are excluded when the effect would be to increase diluted earnings per share or reduce diluted loss per share.

The following table reconciles the numerator and denominator in the basic and diluted earnings (loss) per share computation (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013
Numerator for basic and diluted EPS
Net loss	$(23,000)	$(22,058)	$(11,601)	$(8,740)
Deemed dividend on convertible preferred shares	—	(14,735)	—	—

Net loss available to ordinary shareholders	$(23,000)	$(36,793)	$(11,601)	$(8,740)

Denominator for basic and diluted EPS
Weighted average number of shares used to calculate basic and diluted loss per share	424,711,900	214,704,593	148,335,529	25,893,846

The effects of the following potentially dilutive equity instruments have been excluded from the diluted loss per share calculation because they would have an antidilutive effect on the loss per share for the period:

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Share options(1)	31,203,477	31,473,477	10,057,700	6,233,000
Preferred shares(2)	—	175,841,800	—	—

(1)	The Company granted a total of 15,343,797 options from January through June 2016.

(2)

Adaptimmune Limited issued 1,758,418 Series A Preferred Shares in September 2014.  In April 2015, as part of the Company reorganization, the Series A Preferred Shares of Adaptimmune Limited were exchanged for Series A Preferred Shares of Adaptimmune Therapeutics Limited on a one-for-100 basis. The Series A Preferred Shares were converted into ordinary shares at a rate of 1:1 immediately prior to the Company’s initial public offering on NASDAQ in May 2015.

(u)Related parties

Adaptimmune and Immunocore Limited (“Immunocore”) have a shared history, some overlap in our board membership and substantial overlap in our shareholder base. The Company has entered into several agreements with Immunocore regarding the shared use of certain services including licensing and research collaboration. Since inception, we have maintained separate financial statements and we believe our agreements are on an arm’s length basis.

During the periods presented, Immunocore and the Company have invoiced each other in respect of: a transitional services agreement (under which we supply certain staff resources and other administration services to each other for a transitional period);  a target collaboration agreement and a facilities agreement (which was replaced by the transitional services agreement effective from January 28, 2015). Immunocore has also invoiced the Company in respect of property rent and joint patent costs.

(v)New accounting pronouncements

Adopted in the period

Financial reporting for development stage enterprises

The Company has adopted Accounting Standard Update (“ASU”) 2014-10 - Development Stage Entities: Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation issued by the Financial Accounting Standards Board (FASB) in 2014. The guidance eliminates certain financial reporting requirements for development stage entities, including the presentation of inception-to-date information about income statement line items, cash flows, and equity transactions, and also eliminates an exception provided to development stage entities for determining whether an entity is a variable interest entity on the basis of the amount of equity that is at risk. The adoption of this guidance did not have any impact on the consolidated financial position, results of operations or cash flows.

Disclosure of uncertainties about an entity’s ability to continue as a going concern

The Company has adopted ASU 2014-15 - Presentation of Financial Statements - Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern issued by the FASB in August 2014 which defines management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures.  The adoption of this guidance did not have any impact on the consolidated financial position, results of operations or cash flows.

Classification of deferred taxes

The Company has adopted ASU 2015-17 - Income Taxes: Balance Sheet Classification of Deferred Taxes issued by the FASB in November 2015 which eliminates the requirement to present deferred tax liabilities and assets as current and non-current in a classified balance sheet. Instead, all deferred tax assets and liabilities will be classified as non-current.  The guidance has been applied retrospectively to all periods presented.  The reason for this change in accounting principal is to allow the Company to benefit from the simplified presentation of deferred income taxes and to conform to the FASB’s initiative to improve generally accepted accounting principles for which costs and complexity can be reduced. The adoption of this guidance did not have a material impact on the consolidated financial statements.

Improvements to employee share-based payment accounting

The Company has adopted ASU 2016-09 - Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting issued by the FASB in April 2016 which provides improvements to several aspects of employee share-based payment accounting.  The guidance permits entities to make an accounting policy election to either continue to recognize forfeitures based on existing guidance, which requires entities to estimate the number of awards expected to vest, or recognize forfeitures as they occur. The Company has elected to recognize forfeitures as they occur.  This change in accounting policy has been applied on a modified retrospective basis as of July 1, 2012.  There was no impact on the accumulated deficit as of July 1, 2012 because the cumulative-effect adjustment of adopting this guidance was minimal.

This guidance also requires that difference between the income tax deduction upon settlement of a share-based payment award and the share-based compensation expenses recognized should be recognized as income tax expense (benefit) in the income statement.  Previously, income tax benefits at settlement of an award were recognized as an increase (or decrease) to additional paid-in capital to the extent that those benefits were greater than (or less than) the income tax benefits reported in the income statement during the award’s vesting period. This guidance has been applied on a prospective basis to settlements occurring on or after July 1, 2012.  The adoption of this guidance did not have any material impact on the financial position, results of operations or cash flows.

This guidance also requires that entities should recognize an excess of the income tax deduction upon settlement of a share-based payment award regardless of whether the benefit reduces taxes.  Previously, this excess was not recognized until the deduction reduces taxes payable.  This change in accounting policy has been applied on a modified retrospective basis as of July 1, 2012.  There was no impact on the accumulated deficit as of July 1, 2012 because the cumulative-effect adjustment of adopting this guidance was minimal.

The adoption of the remaining provisions within this guidance did not have any impact on the consolidated financial position, results of operations or cash flows.

To be adopted in future periods

Accounting for leases

In February 2016, the FASB issued ASU 2016-02 — Leases.  The guidance requires that lessees recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term at the commencement date.  The guidance also makes targeted improvements to align lessor accounting with the lessee accounting model and guidance on revenue from contracts with customers.  The guidance is effective for the fiscal year beginning January 1, 2019, including interim periods within that fiscal year. Early application is permitted.  The guidance must be adopted on a modified retrospective transition approach for leases existing, or entered into after, the beginning of the earliest comparative period presented in the financial statements.  The Company is currently evaluating the impact of the guidance on the consolidated financial statements.

Recognition and measurement of financial assets and financial liabilities

In January 2016, the FASB issued ASU 2016-01 - Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, which amended the guidance on the recognition and measurement of financial assets and financial liabilities.  The new guidance requires that equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are measured at fair value with changes in fair value recognized in net income.  The guidance also requires the use of an exit price when measuring the fair value of financial instruments for disclosure purposes, eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost and requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset.  The guidance is effective for the fiscal year beginning January 1, 2018, including interim periods within that fiscal year.  The Company does not believe the adoption of the guidance will have a material impact on the consolidated financial statements.

Revenue from contracts with customers

In May 2014, the FASB issued ASU 2014-09 - Revenue from Contracts with Customers which requires a new approach to revenue recognition.  The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB deferred the effective date of the guidance by one year resulting in the guidance being effective for the fiscal year beginning January 1, 2018, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.  The guidance can be adopted retrospectively to each prior reporting period presented, subject to certain practical expedients, or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Company is currently assessing the impact of adopting the guidance.

In March 2016, the FASB issued ASU 2016-08 - Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which provided further clarification on the principal versus agent considerations included within the new revenue recognition guidance.  This guidance will be effective upon the adoption of the new revenue recognition guidance. The Company is currently assessing the impact of adopting the guidance.

In April 2016, the FASB issued ASU 2016-10 - Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, which provided further clarification on identifying performance obligations in a contract with a customer and provided implementation guidance on whether licenses are satisfied at a point in time or over time. This guidance will be effective upon the adoption of the new revenue recognition guidance. The Company is currently assessing the impact of adopting the guidance.

In May 2016, the FASB issued ASU 2016-12 - Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, which provided further clarification on the new revenue recognition guidance.  This clarification did not change the core principles but provided narrow-scope improvements to the guidance and certain practical expedients available upon transitioning to the guidance. The Company is currently assessing the impact of adopting the guidance.

Customer’s accounting for fees paid in a cloud computing arrangement

In April 2015, the FASB issued ASU 2015-05 — Intangibles - Goodwill and Other - Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which clarifies a customer’s accounting for fees paid in a cloud computing arrangement.  The guidance provides a customer with guidance on whether a cloud computing arrangement includes a software license and clarifies that the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses.  If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract.  The guidance is effective prospectively to all arrangements entered into or materially modified after January 1, 2016.  The Company does not believe the adoption of the guidance will have a material impact on the consolidated financial statements.